SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 - SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), the Chief Executive Officer. The CODM reviews financial information which consist of the Company’s statements of operations for purposes of allocating resources and assessing financial performance for this segment and decides how to allocate resources based on net loss. The Company has identified one reportable and operating segment, which is its automotive vision systems operations, providing advanced technology solutions for the automotive industry.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

A.	Revenues by geographic region

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Israel	162	250	220
Japan	202	172	150
USA	-	40	165
South.Korea	55	-	-
Other (*)	17	35	15
	436	497	550

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

B.	Revenues by main customers

The following table is a summary of the distribution of revenues by main customers:

	Year ended December 31,
	2024		2023		2022
	USD in thousands
Customer A	162		250		220
Customer B	20(*	)	70		-
Customer C	-		(*	)	90
Customer D	-		-		70
Customer E	74		-		-
Customer F	55		-		-
Customer G	46		-		-

(*)	Lower than 10%.